[MFS LOGO] MFS[RegTM]
INVESTMENT MANAGEMENT

We invented the mutual fund[RegTM]

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MFS[RegTM] VARIABLE INSURANCE TRUST(SM)
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                                                                      Prospectus

MAY 1, 2001                                                        Initial Class

     MFS[RegTM] EMERGING GROWTH SERIES

     MFS[RegTM] RESEARCH SERIES

     MFS[RegTM] GLOBAL GOVERNMENTS SERIES

     MFS[RegTM] BOND SERIES

--------------------------------------------------------------------------------
This Prospectus describes four series of the MFS Variable Insurance Trust (referred to as the trust):

1. MFS Emerging Growth Series seeks to provide long-term growth of capital (referred to as the Emerging Growth Series).

2. MFS Research Series seeks to provide long-term growth of capital and future income (referred to as the Research Series).

3. MFS Global Governments Series seeks income and capital appreciation (referred to as the Global Governments Series).

4. MFS Bond Series seeks mainly to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect shareholders' capital (referred to as the Bond Series).

The Securities and Exchange Commission has not approved or disapproved the series' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS
                                                                     Page
I     Expense Summary ............................................   ( 1 )
II    Risk Return Summary ........................................   ( 2 )
       1. Emerging Growth Series .................................   ( 2 )
       2. Research Series ........................................   ( 5 )
       3. Global Governments Series ..............................   ( 7 )
       4. Bond Series ............................................   (11 )
III   Certain Investment Strategies and Risks ....................   (15 )
IV    Management of the Series ...................................   (15 )
V     Description of Shares ......................................   (16 )
VI    Other Information ..........................................   (16 )
VII   Financial Highlights .......................................   (17 )
      Appendix A -- Investment Techniques and Practices ..........   (A-1)

The trust offers shares of its 15 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Four of these are described below.

-----------------
I EXPENSE SUMMARY
-----------------

(>)  Expense Table

This table describes the fees and expenses that you may pay when you hold initial class shares of each series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

Annual Series Operating Expenses (expenses that are deducted from a series' assets):

                                                     Emerging                       Global
                                                      Growth      Research        Governments             Bond
                                                      Series       Series           Series               Series
                                                    ----------   ----------     --------------         -----------
Management Fee .................................       0.75%        0.75%            0.75%                0.60%
Other Expenses(1) ..............................       0.10%        0.10%            0.32%                0.40%
                                                       ----         ----             ----                 ----
Total Annual Series Operating Expenses .........       0.85%        0.85%            1.07%                1.00%
 Expense Reimbursement .........................        N/A          N/A              (0.16)%(2)         (0.24)%(2)
                                                       ----         ----             ----                 ----
 Net Expenses(1) ...............................       0.85%        0.85%            0.91%                0.76%

---------
(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:

     0.84% for Emerging Growth Series       0.90% for Global Governments Series
     0.84% for Research Series              0.75% for Bond Series

(2) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year:
     0.15% for Global Governments Series    0.15% for Bond Series

     These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(>)  Example of Expenses--Initial Class

These examples are intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds. These examples do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

The examples assume that:

o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the expense table above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                               Period
                               --------------------------------------
Series                          1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------------
Emerging Growth Series           $87      $271      $471    $1,049
Research Series                   87       271       471     1,049
Global Governments Series         93       324       575     1,291
Bond Series                       78       295       520     1,203

-----------------------
II  RISK RETURN SUMMARY
-----------------------

Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."

1: Emerging Growth Series
 ..............................................................................

(>)  Investment Objective

The series' investment objective is long term growth of capital. This objective may be changed without shareholder approval.

(>)  Principal Investment Policies

The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

o early in their life cycle but which have the potential to become major enterprises, or

o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

(>)  Principal Risks of an Investment

The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

The principal risks of investing in the series are:

o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

o Emerging Growth Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

     >    have limited product lines, markets and financial resources

     >    are dependent on management by one or a few key individuals

     > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

o Over-the-Counter Risk: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     >    Foreign markets may be less liquid and more volatile than U.S.
          markets.

     > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

o As with any mutual fund, you could lose money on your investment in the series.

An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Bar Chart

The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[Bar Chart]

1996      17.02%
1997      21.90%
1998      34.16%
1999      76.71%
2000     (19.61)%

[End Bar Chart]

     During the period shown in the bar chart, the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (19.10)% (for the calendar quarter ended December 31, 2000).

Performance Table

This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

Average Annual Total Returns as of December 31, 2000
 ...............................................................................

                                                   1 Year         5 Year          Life*
Emerging Growth Series--Initial Class             (19.61)%        22.15%          23.79%
Russell 2000[RegTM] Index**+@                      (3.02)%        10.31%          10.70%
Russell 3000[RegTM] Growth Index**++              (22.42)%        17.08%          19.13%

---------
* Series performance figures are for the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 2000. Index returns are from August 1, 1995.
**   Source: Standard & Poor's Micropal, Inc.
+ The Russell 2000 Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), and NASDAQ.
++ The Russell 3000 companies are the largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. market. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
@ Effective May 1, 2001, the series will no longer use the Russell 2000 Total Return Index as a benchmark because the Russell 3000 Growth Index better reflects the series' investment policies and objectives.

(>)  Portfolio Managers

Toni Y. Shimura, a Senior Vice President of the adviser, has been employed in the investment management area of the adviser since 1987. Ms. Shimura became portfolio manager of the series on November 30, 1995. Dale A. Dutile and John E. Lathrop, each a Senior Vice President of the adviser, have each been employed in the investment management area of the adviser since 1994. David E. Sette-Ducati, a Senior Vice President of the adviser, has been employed in the investment management area of the adviser since 1995. Messrs. Dutile, Lathrop and Sette-Ducati each became a portfolio manager of the series effective May 1, 2001. John W. Ballen, President and Chief Investment Officer of MFS, provides general oversight in the management of the series.

2: Research Series
 ...............................................................................

(>) Investment Objective

The series' investment objective is long-term growth of capital and future income. This objective may be changed without shareholder approval.

(>) Principal Investment Policies

The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The series may invest in companies of any size. The series' investments may include securities traded on securities exchanges or in the over-the-counter (OTC) markets.

A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS' investment advisory affiliates. The committee allocates the series' assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the series' investment objective within their assigned industry responsibility.

The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

(>)  Principal Risks of an Investment

The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

The  principal risks of investing in the series are:

o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

o Over-the-Counter Risk: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     >    Foreign markets may be less liquid and more volatile than U.S.
          markets.

     > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

o As with any mutual fund, you could lose money on your investment in the series.

An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

(>) Bar Chart

The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[Bar Chart]

1996      22.33%
1997      20.26%
1998      23.30%
1999      24.05%
2000      (4.85)%

[End Bar Chart]

     During the period shown in the bar chart, the highest quarterly return was 21.88% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (14.66)% (for the calendar quarter ended September 30, 1998).

Performance Table

This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.

Average Annual Total Returns as of December 31, 2000
 ...............................................................................

                                                           1 Year            5 Year            Life*
Research Series--Initial Class                             (4.85)%           16.46%           17.21%
Standard & Poor's 500 Composite Stock Index**+             (9.11)%           18.33%           19.03%

---------
* Series performance figures are for the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2000. Index returns are from August 1, 1995.
**   Source: Standard & Poor's Micropal, Inc.
+ The Standard & Poor's 500 Composite Stock Index is a broad-based, unmanaged index of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) and over-the-counter (OTC) market.

(>)  Portfolio Manager

The series is currently managed by a committee comprised of various equity research analysts employed by the adviser. This committee includes investment analysts employed not only by MFS, but also by MFS' investment advisory affiliates. The committee has managed the series since its inception.

3: Global Governments Series
 ...............................................................................
(>)  Investment Objective

The series' investment objective is to provide income and capital appreciation. This objective may be changed without shareholder approval. Prior to May 1, 1999, the series' investment objective was to seek not only preservation but also growth of capital, together with moderate current income.

(>)  Principal Investment Policies

     The series invests, under normal market conditions, at least 65% of its total assets in:

o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities (including mortgage-backed securities), and

o foreign government securities, which are bonds or other debt obligations issued by foreign governments, including emerging market governments; these foreign government securities are either:

     > issued, guaranteed or supported as to payment of principal and interest by foreign governments, foreign government agencies, foreign semi-governmental entities, or supra-national entities,

     > interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of foreign government securities, or

     > Brady Bonds, which are long-term bonds issued as part of a restructuring of defaulted commercial loans to emerging market countries.

     The series may also invest in:

o corporate bonds, which are bonds or other debt obligations issued by domestic or foreign (including emerging market) corporations or other similar entities; the series may invest in:

     > investment grade bonds, which are bonds assigned higher credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to higher rated bonds,

     > lower rated bonds, commonly known as junk bonds, which are bonds assigned lower credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds, and


     > crossover bonds, which are junk bonds that MFS expects will appreciate in value due to an anticipated upgrade in the issuer's credit rating (thereby crossing over into investment grade bonds), and

o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables.

The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers. The series may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries.

In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

o    futures and forward contracts,

o options on futures contracts, foreign currencies, securities and bond indices,

o    structured notes and indexed securities, and

o    swaps, caps, floors and collars.

The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

(>)  Principal Risks of an Investment

The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

The principal risks of investing in the series are:

o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     >    Foreign markets may be less liquid and more volatile than U.S.
          markets.

     > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purposes of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

o Allocation Risk: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

o    Junk Bond Risk:

     > Higher Credit Risk: Junk bonds (including crossover bonds) are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

     > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

o    Mortgage and Asset-Backed Securities:

     >    Maturity Risk:

      [dagger] Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

               + When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

               + When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

      [dagger] Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

      [dagger] Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

     > Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

o    Derivatives Risk:

     > Hedging Risk: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     > Correlation Risk: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

     > Investment Risk: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

     > Availability Risk: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

     > Credit Risk: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

o Investment Focus Risk: Because the series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries, economic, political and social conditions in these countries will have a significant impact on its investment performance.

o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

o As with any mutual fund, you could lose money on your investment in the series.

An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Bar Chart

The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[Bar Chart]

1995       14.38%
1996        4.03%
1997       (1.13%)
1998        7.90%
1999       (2.50)%
2000        4.90%

[End Bar Chart]

     During the period shown in the bar chart, the highest quarterly return was 8.35% (for the calendar quarter ended March 31, 1995) and the lowest quarterly return was (3.21)% (for the calendar quarter ended March 31, 1997).

Performance Table

This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.

Average Annual Total Returns as of December 31, 2000
 ...............................................................................

                                                      1 Year           5 Year          Life*
Global Governments Series--Initial Class               4.90%           2.57%           4.19%
J.P. Morgan Global Government Bond Index#**            2.34%           3.47%           5.86%

     ---------
* Series performance figures are for the period from the commencement of the series' investment operations, June 14, 1994, through December 31, 2000. Index returns are from June 1, 1994.
** The J.P. Morgan Global Government Bond Index is a broad-based, aggregate index of actively traded government bonds issued by 13 countries, including the United States, with remaining maturities of at least one year.
#    Source: Standard & Poor's Micropal, Inc.

(>)  Portfolio Manager

James T. Swanson is the portfolio manager of the series. Mr. Swanson, a Senior Vice President of the Adviser, has been employed in the investment management area of the Adviser since 1985 and has been the series' portfolio manager since August 1, 1998.

4: Bond Series
 ...............................................................................

(>)  Investment Objectives

The series' investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders' capital. These objectives may be changed without shareholder approval.

(>)  Principal Investment Policies

The series invests, under normal market conditions, at least 65% of its total assets in the following fixed income securities:

o corporate bonds, which are bonds or other debt obligations issued by domestic or foreign (including emerging market) corporations or other similar entities.

o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities (including mortgage-backed securities), and

o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables or credit card receivables.

While the series may purchase corporate bonds which have been assigned lower credit ratings by credit rating agencies (commonly known as junk bonds), it focuses on investment grade bonds. These bonds are rated in the higher rating categories by credit rating agencies or are unrated and considered by MFS to be comparable in quality.

In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

o    futures and forward contracts,

o options on futures contracts, foreign currencies, securities and bond indices,

o    structured notes and indexed securities, and

o    swaps, caps, floors and collars.

Consistent with the series' principal investment policies the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

(>)  Principal Risks of an Investment

The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

The  principal risks of investing in the series are:

o Allocation Risk: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, or could lose value overweighting markets where there are significant declines.

o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

o    Lower Rated Bonds Risk:

     > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

     > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

o    Mortgage-Backed and Asset-Backed Securities Risk

     >    Maturity Risk:

      [dagger] Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

               + When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

               + When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

      [dagger] Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

       [dagger] Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

     > Credit Risk: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

o    Derivatives Risk:

     > Hedging Risk: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     > Correlation Risk: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

     > Investment Risk: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

     > Availability Risk: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

     > Credit Risk: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     >    Foreign markets may be less liquid and more volatile than U.S.
          markets.

     > Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

o As with any mutual fund, you could lose money on your investment in the series.

An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Bar Chart

The bar chart shows changes in the annual total returns of the series' initial class for each calendar year since they were first offered, assuming the reinvestment of distributions.

[Bar Chart]

1996     2.09%
1997    10.14%
1998     6.79%
1999    (1.56)%
2000     9.21%

[End Bar Chart]

     During the period shown in the bar chart, the highest quarterly return was 3.96% (for the calendar quarter ended September 30, 1997) and the lowest quarterly return was (2.65)% (for the calendar quarter ended March 31, 1996).

Performance Table

This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.

Average Annual Total Returns as of December 31, 2000
 ...............................................................................

                                                             1 Year           5 Year           Life*
   Bond Series--Initial Class                                 9.21%            5.24%           5.65%
   Lehman Brothers Government/Credit Bond Index**+           11.85%            6.24%           6.67%

---------
* Fund performance figures are for the period from the commencement of the series' investment operations, October 24, 1995, through December 31, 2000. Index returns are from November 1, 1995.
**   Source: Standard & Poor's Micropal, Inc.
+ The Lehman Brothers Government/Credit Bond Index is a broad-based, unmanaged, market-value-weighted index of U.S. Treasury and government-agency securities (excluding mortgage-backed securities) and investment-grade debt obligations of domestic corporations.

(>)  Portfolio Manager

Geoffrey L. Kurinsky and William Adams are the portfolio managers of the series. Mr. Kurinsky, a Senior Vice President of the adviser, has been employed in the investment management area of the adviser since 1987 and has been the series' portfolio manager since its inception. Mr. Adams, a Vice President of the adviser, has been employed by MFS in the investment management area since 1997. Prior to joining MFS, Mr. Adams had been an Assistant Vice President and Senior Securities Analyst in the investment management area of Conseco Capital Management since 1994. Mr. Adams became a portfolio manager of the series effective August 1, 2000.

--------------------------------------------
III  CERTAIN INVESTMENT STRATEGIES AND RISKS
--------------------------------------------

(>)  Further Information on Investment Strategies and Risks

Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

(>)  Temporary Defensive Policies

Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

(>)  Active or Frequent Trading

Each series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

----------------------------
IV  MANAGEMENT OF THE SERIES
----------------------------

(>)  Investment Adviser

Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $141 billion as of December 31, 2000. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee as set forth in the Expense Summary.

MFS or its affiliates generally pay an administrative service fee to insurance companies which use the series as underlying investment vehicles for their variable annuity and variable life insurance contracts based upon the aggregate net assets of the series attributable to these contracts. These fees are not paid by the series, their shareholders, or by the contract holders.

(>)  Administrator

MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

(>)  Distributor

MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.

(>)  Shareholder Servicing Agent

MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

------------------------
V  DESCRIPTION OF SHARES
------------------------

The trust offers two classes of shares--initial class shares and service class shares (except Limited Maturity Series and Money Market Series only offer initial class shares). Initial class shares are offered through this prospectus. Service class shares, which bear a Rule 12b-1 distribution fee, are available through a separate prospectus supplement. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

---------------------
VI  OTHER INFORMATION
---------------------

(>)  Pricing of Series' Shares

The price of each series' shares is based on its net asset value. The net asset value of each series' shares is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The New York Stock Exchange is closed on most national holidays and Good Friday. To determine net asset value, each series values its assets at current market values, or at fair value as determined by the Adviser under the direction of the Board of Trustees that oversees the series if current market values are unavailable. Fair value pricing may be used by a series when current market values are unavailable or when an event occurs after the close of the exchange on which the series' portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a series may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values.

Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

(>)  Distributions

Each series intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.

(>)  Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

(>)  Right to Reject or Restrict Purchase and Exchange Orders

Purchases and exchanges should be made for investment purposes only. Each series reserves the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one series and to purchase shares of another series, the series consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the series reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a series determines that the level of exchanges on any day may be harmful to its remaining shareholders, the series may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming series.

(>)  Excessive Trading Practices

The series do not permit market-timing or other excessive trading practices. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies and harm series' performance. As noted above, each series reserves the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the series and their shareholders, the series will exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the series, has been or may be disruptive to a series. In making this judgment, the series may consider trading done in multiple accounts under common ownership or control.

(>)  In-kind Distributions

The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The series do not expect to make in-kind distributions.

(>)  Unique Nature of Series

MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

(>)  Potential Conflicts

Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

-------------------------
VII  FINANCIAL HIGHLIGHTS
-------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

1. Emerging Growth Series--Initial Class
 ...............................................................................

                                                                Year Ended December 31,
                                                           -------------------------------
                                                                 2000            1999
------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
 each period):
Net asset value -- beginning of period ...................   $    37.94      $    21.47
                                                             ----------      ----------
Income from investment operations# --
 Net investment income (loss)[sec] .......................   $    (0.01)     $    (0.06)
 Net realized and unrealized gain on investments and
  foreign currency transactions ..........................        (7.07)          16.53
                                                             ----------      ----------
   Total from investment operations ......................   $    (7.08)     $    16.47
                                                             ----------      ----------
Less distributions declared to shareholders --
 From net realized gain on investments and foreign
  currency transactions ..................................   $    (2.01)     $       --
 In excess of net realized gain on investments and
  foreign currency transactions ..........................           --              --
                                                             ----------      ----------
   Total distributions declared to shareholders ..........   $    (2.01)     $       --
                                                             ----------      ----------
Net asset value -- end of period .........................   $    28.85      $    37.94
                                                             ----------      ----------
Total return .............................................       (19.61)%         76.71%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses## ..............................................         0.85%           0.84%
 Net investment income (loss) ............................        (0.04)%         (0.23)%
Portfolio turnover .......................................          200%            176%
Net assets at end of period (000 Omitted) ................   $2,312,406      $2,132,528
[sec] Prior to January 1, 1998, the investment adviser voluntarily agreed to maintain, subject to reimbursement by the series, the expenses of the series at not more than 1.00% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss ................................           --              --
      Ratios (to average net assets):
       Expenses## ........................................           --              --
       Net investment loss ...............................           --              --

                                                                    Year Ended December 31,
                                                           -----------------------------------------
                                                               1998          1997          1996
----------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
 each period):
Net asset value -- beginning of period ...................    $ 16.13       $ 13.24       $ 11.41
                                                              -------       -------       -------
Income from investment operations# --
 Net investment income (loss)[sec] .......................    $ (0.05)      $ (0.06)      $ (0.01)
 Net realized and unrealized gain on investments and
  foreign currency transactions ..........................       5.55          2.95          1.95
                                                              -------       -------       -------
   Total from investment operations ......................    $  5.50       $  2.89       $  1.94
                                                              -------       -------       -------
Less distributions declared to shareholders --
 From net realized gain on investments and foreign
  currency transactions ..................................    $ (0.05)      $    --       $ (0.06)
 In excess of net realized gain on investments and
  foreign currency transactions ..........................      (0.11)           --         (0.05)
                                                              -------       -------       -------
   Total distributions declared to shareholders ..........    $ (0.16)      $    --       $ (0.11)
                                                              -------       -------       -------
Net asset value -- end of period .........................    $ 21.47       $ 16.13       $ 13.24
                                                              -------       -------       -------
Total return .............................................      34.16%        21.90%        17.02%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses## ..............................................       0.85%         0.90%         1.00%
 Net investment income (loss) ............................      (0.29)%       (0.38)%       (0.08)%
Portfolio turnover .......................................         71%          112%           96%
Net assets at end of period (000 Omitted) ................    $908,987      $384,480      $104,956
[sec] Prior to January 1, 1998, the investment adviser voluntarily agreed to maintain, subject to reimbursement by the series, the expenses of the series at not more than 1.00% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment loss per share and the ratios would have been:
     Net investment loss .................................          --       $ (0.05)      $ (0.03)
     Ratios (to average net assets):
      Expenses## .........................................          --          0.87%         1.16%
      Net investment loss ................................          --         (0.35)%       (0.23)%

---------
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from certain offset arrangements.

2. Research Series--Initial Class
 ...............................................................................

                                                                               Year Ended December 31,
                                                           ----------------------------------------------------------------
                                                                 2000          1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
 each period):
Net asset value -- beginning of period ...................   $    23.34     $  19.05    $  15.80     $  13.13    $  10.89
                                                             ----------     --------    --------     --------    --------
Income from investment operations# --
 Net investment income[sec] ..............................   $     0.01     $   0.02    $   0.06     $   0.05    $   0.06
 Net realized and unrealized gain on investments and
  foreign currency .......................................        (1.00)        4.52        3.59         2.62        2.37
                                                             ----------     --------    --------     --------    --------
   Total from investment operations ......................   $    (0.99)    $   4.54    $   3.65     $   2.67    $   2.43
                                                             ----------     --------    --------     --------    --------
Less distributions declared to shareholders --
 From net investment income ..............................   $    (0.01)    $  (0.04)   $  (0.03)    $     --    $  (0.02)
 From net realized gain on investments and foreign
  currency transactions ..................................        (1.54)       (0.21)      (0.37)          --       (0.16)
 In excess of net realized gain on investments and
  foreign currency transactions ..........................           --           --          --           --       (0.01)
                                                             ----------     --------    --------     --------    --------
   Total distributions declared to shareholders ..........   $    (1.55)    $  (0.25)   $  (0.40)    $     --    $  (0.19)
                                                             ----------     --------    --------     --------    --------
Net asset value -- end of period .........................   $    20.80     $  23.34    $  19.05     $  15.80    $  13.13
                                                             ----------     --------    --------     --------    --------
Total return .............................................        (4.85)%      24.05%      23.39%       20.26%      22.33%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses## ..............................................         0.85%        0.86%       0.86%        0.92%       1.01%
 Net investment income ...................................         0.05%        0.08%       0.33%        0.34%       0.47%
Portfolio turnover .......................................           93%          91%         83%          99%         56%
Net assets at end of period (000 Omitted) ................   $1,083,760     $883,578    $567,778     $285,845    $ 35,710
[sec] Prior to January 1, 1998, subject to reimbursement by the series, the investment adviser agreed to maintain the expenses of the series, exclusive of management fees, at not more than 0.15% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment income (loss) per share and the ratios would have been:
     Net investment income (loss) ........................                                           $   0.06    $     --
     Ratios (to average net assets):
      Expenses## .........................................                                               0.88%       1.48%
      Net investment income (loss) .......................                                               0.38%         --

---------
+   Annualized.
++  Not annualized.
#   Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

3. Global Governments Series--Initial Class
 ...............................................................................

                                                                              Year Ended December 31,
                                                            -----------------------------------------------------------
                                                                2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
 each period):
Net asset value -- beginning of period ....................  $  10.03     $ 10.88    $  10.21     $ 10.58     $ 10.17
                                                             --------     -------    --------     -------     -------
Income from investment operations# --
 Net investment income[sec] ...............................  $   0.61     $  0.54    $   0.53     $  0.61     $  0.60
                                                             --------     -------    --------     -------     -------
 Net realized and unrealized gain (loss) on investments
  and foreign currency ....................................     (0.15)      (0.80)       0.27        (0.73)      (0.19)
                                                             --------     -------    --------     -------     -------
   Total from investment operations .......................  $   0.46     $ (0.26)   $   0.80     $ (0.12)    $  0.41
                                                             --------     -------    --------     -------     -------
Less distributions declared to shareholders --
 From net investment income ...............................  $  (0.48)    $ (0.59)   $  (0.13)    $ (0.17)    $    --
 From net realized gain on investments and foreign
  currency transactions ...................................        --          --          --       (0.08)         --
 In excess of net investment income .......................        --          --          --          --          --
 In excess of net realized gain on investments and
  foreign currency transactions ...........................        --          --          --          --+         --
 From paid-in capital .....................................        --          --          --          --          --
                                                             --------     -------    --------     -------     -------
   Total distributions declared to shareholders ...........  $  (0.48)    $ (0.59)   $  (0.13)    $ (0.25)    $    --
                                                             --------     -------    --------     -------     -------
Net asset value -- end of period ..........................  $ 10.01      $ 10.03    $  10.88     $  10.21     $ 10.58
                                                             --------     -------    --------     -------     -------
Total return ..............................................      4.90%      (2.50)%      7.90%      (1.13)%      4.03%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses## ...............................................      0.96%       1.01%       1.01%       1.00%       1.00%
 Net investment income ....................................      6.21%       5.19%       5.11%       5.96%       5.84%
Portfolio turnover ........................................        93%        128%        270%        335%        361%
Net assets at end of year (000 Omitted) ...................  $ 50,782     $45,061    $ 45,966     $38,058     $26,023
[sec] Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:
     Net investment income ................................  $   0.60     $  0.54    $  0.52      $  0.59     $  0.50
     Ratios (to average net assets):
      Expenses## ..........................................      1.09%       1.05%       1.11%       1.15%       2.03%
      Net investment income ...............................      6.08%       5.15%       5.01%       5.81%       4.81%

---------
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from certain expense offset arrangements.
+    Per share amount was less than $0.01 per share.

4. Bond Series--Initial Class
 ...............................................................................

                                                                                Year Ended December 31,
                                                            ----------------------------------------------------------------
                                                               2000          1999           1998        1997        1996
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
 each period):
Net asset value -- beginning of period ....................  $  10.93      $  11.38       $  11.08    $ 10.06     $  10.19
                                                             --------      --------       --------    -------     --------
Income from investment operations# --
 Net investment income[sec] ...............................  $   0.76      $   0.70       $   0.64    $  0.64     $   0.58
 Net realized and unrealized gain (loss) on investments
  and foreign currency ....................................      0.20         (0.87)          0.09       0.38        (0.36)
                                                             --------      --------       --------    -------     --------
   Total from investment operations .......................  $   0.96      $  (0.17)      $   0.73    $  1.02     $   0.22
                                                             --------      --------       --------    -------     --------
Less distributions declared to shareholders --
 From net investment income ...............................  $  (0.57)     $  (0.26)      $  (0.29)   $    --     $ (0.35)
 From net realized gain on investments and foreign
  currency transactions ...................................        --         (0.02)         (0.14)        --          --
 In excess of net realized gain on investments and
  foreign currency transactions ...........................        --         (0.00)+++         --         --          --
                                                             --------      --------       --------    -------     -------
   Total distributions declared to shareholders ...........  $  (0.57)     $  (0.28)      $  (0.43)   $    --     $ (0.35)
                                                             --------      --------       --------    -------     -------
Net asset value -- end of period ..........................  $  11.32      $  10.93       $  11.38    $ 11.08     $ 10.06
                                                             --------      --------       --------    --------    -------
Total return ..............................................      9.21%        (1.56)%         6.79%     10.14%       2.09%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses## ...............................................      0.84%         1.01%          1.02%      1.01%       1.03%
 Net investment income ....................................      6.95%         6.26%          5.76%      6.04%       5.84%
Portfolio turnover ........................................       303%          283%           244%       219%        231%
Net assets at end of period (000 Omitted) .................  $ 26,207      $ 24,291       $ 12,165    $ 4,004     $   853

[sec] Subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses exclusive of management fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. Prior to May 1, 2000, the series paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

     Net investment income (loss) .......................... $   0.74      $   0.69        $  0.61     $  0.37     $ (0.26)
     Ratios (to average net assets):
      Expenses## ...........................................     0.99%         1.06%          1.23%       3.58%       9.45%
      Net investment income (loss) .........................     6.80%         6.21%          5.55%       3.46%      (2.61)%

---------
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

----------                                               ----------------------
Appendix A                                               Emerging Growth Series
----------                                               ----------------------

(>)  Investment Techniques and Practices

In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following principal and non- principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

Symbols                 X permitted             -- not permitted
----------------------------------------------------------------
  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass       --
      Pass-Through Securities
    Corporate Asset-Backed Securities                        --
    Mortgage Pass-Through Securities                         --
    Stripped Mortgage-Backed Securities                      --
   Corporate Securities                                       X
   Loans and Other Direct Indebtedness                       --
   Lower Rated Bonds                                          -
   Municipal Bonds                                           --
   Speculative Bonds                                          X
   U.S. Government Securities                                 X
   Variable and Floating Rate Obligations                     X
   Zero Coupon Bonds, Deferred Interest Bonds                 X
    and PIK Bonds
  Equity Securities                                           X
  Foreign Securities Exposure
   Brady Bonds                                               --
   Depositary Receipts                                        X
   Dollar-Denominated Foreign Debt Securities                --
   Emerging Markets                                           X
   Foreign Securities                                         X
  Forward Contracts                                           X
  Futures Contracts                                           X
  Indexed Securities/Structured Products                     --
  Inverse Floating Rate Obligations                          --
  Investment in Other Investment Companies
   Open-End Funds                                             X
   Closed-End Funds                                           X
  Lending of Portfolio Securities                             X
  Leveraging Transactions
   Bank Borrowings                                           --*
   Mortgage "Dollar-Roll" Transactions                        X**
   Reverse Repurchase Agreements                             --*
  Options
   Options on Foreign Currencies                              X
   Options on Futures Contracts                               X
   Options on Securities                                      X
   Options on Stock Indices                                   X
   Reset Options                                             --
   "Yield Curve" Options                                     --
  Repurchase Agreements                                       X
  Restricted Securities                                       X
  Short Sales                                                --
  Short Sales Against the Box                                --
  Short Term Instruments                                      X
  Swaps and Related Derivative Instruments                   --
  Temporary Borrowings                                        X
  Temporary Defensive Positions                               X
  Warrants                                                    X
  "When-Issued" Securities                                    X

*   May be changed only with shareholder approval.
** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

----------                                                      ---------------
Appendix A                                                      Research Series
----------                                                      ---------------

(>)  Investment Techniques and Practices

In pursuing its investment objective and investment policies, the Research Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

Symbols                  X permitted             -- not permitted
-----------------------------------------------------------------
  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass       --
      Pass-Through Securities
    Corporate Asset-Backed Securities                        --
    Mortgage Pass-Through Securities                         --
    Stripped Mortgage-Backed Securities                      --
   Corporate Securities                                       X
   Loans and Other Direct Indebtedness                       --
   Lower Rated Bonds                                          X
   Municipal Bonds                                           --
   Speculative Bonds                                          X
   U.S. Government Securities                                 X
   Variable and Floating Rate Obligations                     X
   Zero Coupon Bonds, Deferred Interest Bonds and PIK        --
    Bonds
  Equity Securities                                           X
  Foreign Securities Exposure
   Brady Bonds                                               --
   Depositary Receipts                                        X
   Dollar-Denominated Foreign Debt Securities                 X
   Emerging Markets                                           X
   Foreign Securities                                         X
  Forward Contracts                                           X
  Futures Contracts                                          --
  Indexed Securities/Structured Products                      X
  Inverse Floating Rate Obligations                          --
  Investment in Other Investment Companies
   Open-End Funds                                             X
   Closed-End Funds                                           X
  Lending of Portfolio Securities                             X
  Leveraging Transactions
   Bank Borrowings                                           --*
   Mortgage "Dollar-Roll" Transactions                        X**
   Reverse Repurchase Agreements                             --*
  Options
   Options on Foreign Currencies                             --
   Options on Futures Contracts                              --
   Options on Securities                                     --
   Options on Stock Indices                                  --
   Reset Options                                             --
   "Yield Curve" Options                                     --
  Repurchase Agreements                                       X
  Restricted Securities                                       X
  Short Sales                                                --
  Short Sales Against the Box                                 X
  Short Term Instruments                                      X
  Swaps and Related Derivative Instruments                   --
  Temporary Borrowings                                        X
  Temporary Defensive Positions                               X
  Warrants                                                    X
  "When-Issued" Securities                                   --

*   May be changed only with shareholder approval.
** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

----------                                            -------------------------
Appendix A                                            Global Governments Series
----------                                            -------------------------

(>)  Investment Techniques and Practices

In pursuing its investment objective and investment policies, the Global Governments Series may engage in the following principal and non-- principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

Symbols                  X permitted             -- not permitted
----------------------------------------------------------------
  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass        X
      Pass-Through Securities
    Corporate Asset-Backed Securities                         X
    Mortgage Pass-Through Securities                          X
    Stripped Mortgage-Backed Securities                       X
   Corporate Securities                                       X
   Loans and Other Direct Indebtedness                        X
   Lower Rated Bonds                                          X
   Municipal Bonds                                            X
   Speculative Bonds                                          X
   U.S. Government Securities                                 X
   Variable and Floating Rate Obligations                     X
   Zero Coupon Bonds, Deferred Interest Bonds and PIK         X
    Bonds
  Equity Securities                                          --
  Foreign Securities Exposure
   Brady Bonds                                                X
   Depositary Receipts                                        X
   Dollar-Denominated Foreign Debt Securities                 X
   Emerging Markets                                           X
   Foreign Securities                                         X
  Forward Contracts                                           X
  Futures Contracts                                           X
  Indexed Securities/Structured Products                      X
  Inverse Floating Rate Obligations                           X
  Investment in Other Investment Companies
   Open-End Funds                                             X
   Closed-End Funds                                           X
  Lending of Portfolio Securities                             X
  Leveraging Transactions
   Bank Borrowings                                           --*
   Mortgage "Dollar-Roll" Transactions                        X**
   Reverse Repurchase Agreements                             --*
  Options
   Options on Foreign Currencies                              X
   Options on Futures Contracts                               X
   Options on Securities                                      X
   Options on Stock Indices                                   X
   Reset Options                                              X
   "Yield Curve" Options                                      X
  Repurchase Agreements                                       X
  Restricted Securities                                       X
  Short Sales                                                --
  Short Sales Against the Box                                --
  Short Term Instruments                                      X
  Swaps and Related Derivative Instruments                    X
  Temporary Borrowings                                        X
  Temporary Defensive Positions                               X
  Warrants                                                    X
  "When-Issued" Securities                                    X

*   May be changed only with shareholder approval.
** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

----------                                                          -----------
Appendix A                                                          Bond Series
----------                                                          -----------

(>) Investment Techniques and Practices

In pursuing its investment objective and investment policies, the Bond Series may engage in the following principal and non-principal invest-ment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

Symbols                  X permitted             -- not permitted
----------------------------------------------------------------
  Debt Securities
   Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass        X
      Pass-Through Securities
    Corporate Asset-Backed Securities                         X
    Mortgage Pass-Through Securities                          X
    Stripped Mortgage-Backed Securities                       X
   Corporate Securities                                       X
   Loans and Other Direct Indebtedness                        X
   Lower Rated Bonds                                          X
   Municipal Bonds                                            X
   Speculative Bonds                                          X
   U.S. Government Securities                                 X
   Variable and Floating Rate Obligations                     X
   Zero Coupon Bonds, Deferred Interest Bonds and PIK         X
    Bonds
  Equity Securities                                          --
  Foreign Securities Exposure
   Brady Bonds                                                X
   Depositary Receipts                                       --
   Dollar-Denominated Foreign Debt Securities                 X
   Emerging Markets                                           X
   Foreign Securities                                         X
  Forward Contracts                                           X
  Futures Contracts                                           X
  Indexed Securities/Structured Products                      X
  Inverse Floating Rate Obligations                          --
  Investment in Other Investment Companies
   Open-End                                                   X
   Closed-End                                                 X
  Lending of Portfolio Securities                             X
  Leveraging Transactions
   Bank Borrowings                                           --*
   Mortgage "Dollar-Roll" Transactions                        X**
   Reverse Repurchase Agreements                             --*
  Options
   Options on Foreign Currencies                              X
   Options on Futures Contracts                               X
   Options on Securities                                      X
   Options on Stock Indices                                  --
   Reset Options                                             --
   "Yield Curve" Options                                      X
  Repurchase Agreements                                       X
  Restricted Securities                                       X
  Short Sales                                                --
  Short Sales Against the Box                                --
  Short Term Instruments                                      X
  Swaps and Related Derivative Instruments                    X
  Temporary Borrowings                                        X
  Temporary Defensive Positions                               X
  Warrants                                                   --
  "When-Issued" Securities                                    X

*   May be changed only with shareholder approval.
** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

MFS[RegTM] VARIABLE INSURANCE TRUST (SM)

If you want more information about the trust and its series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

Statement of Additional Information (SAI). The SAI, dated May 1, 2001, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the trust and its series, and make inquiries about the trust and its series, by contacting:

  MFS Service Center, Inc.
  2 Avenue de Lafayette
  Boston, MA 02111-1738
  Telephone: 1-800-343-2829, ext. 3500
  Internet: http://www.mfs.com

     Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

  The trust's Investment Company Act file number is 811-8326

























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